Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
20. Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders in fiscal 2023, 2024 and 2025 are as follows:

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2022	¥(72,892)	¥37,536	¥221	¥(8,072)	¥61,914	¥2,788	¥21,495

Net unrealized gains (losses) on investment in securities, net of tax of ¥41,871 million	(109,745)						(109,745)
Reclassification adjustment included in net income, net of tax of ¥90 million	(421)						(421)
Impact of changes in policy liability discount rate, net of tax of ¥(43,576) million		126,980					126,980
Debt valuation adjustments, net of tax of ¥(25) million			67				67
Reclassification adjustment included in net income, net of tax of ¥5 million			(13)				(13)
Defined benefit pension plans, net of tax of ¥(1,706) million				4,659			4,659
Reclassification adjustment included in net income, net of tax of ¥76 million				(211)			(211)
Foreign currency translation adjustments, net of tax of ¥19,131 million					90,616		90,616
Reclassification adjustment included in net income, net of tax of ¥(1,806) million					4,091		4,091
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(3,106) million						18,232	18,232
Reclassification adjustment included in net income, net of tax of ¥(408) million						1,438	1,438

Total other comprehensive income (loss)	(110,166)	126,980	54	4,448	94,707	19,670	135,693

Transaction with noncontrolling interests	0	0	0	0	2,903	1,493	4,396

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	(7)	3,637	1,868	5,498

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	(24)	0	0	0	(25)	0	(49)

Balance at March 31, 2023	¥(183,034)	¥164,516	¥275	¥(3,617)	¥155,912	¥22,083	¥156,135

Net unrealized gains (losses) on investment in securities, net of tax of ¥27,906 million	(69,102)						(69,102)
Reclassification adjustment included in net income, net of tax of ¥(749) million	1,340						1,340
Impact of changes in policy liability discount rate, net of tax of ¥(32,471) million		93,269					93,269
Debt valuation adjustments, net of tax of ¥69 million			(177)				(177)
Reclassification adjustment included in net income, net of tax of ¥5 million			(14)				(14)
Defined benefit pension plans, net of tax of ¥(5,655) million				13,559			13,559
Reclassification adjustment included in net income, net of tax of ¥101 million				(266)			(266)
Foreign currency translation adjustments, net of tax of ¥35,593 million					163,062		163,062
Reclassification adjustment included in net income, net of tax of ¥(4,601) million					10,242		10,242
Net unrealized gains (losses) on derivative instruments, net of tax of ¥578 million						(2,928)	(2,928)
Reclassification adjustment included in net income, net of tax of ¥945 million						(2,947)	(2,947)

Total other comprehensive income (loss)	(67,762)	93,269	(191)	13,293	173,304	(5,875)	206,038

Transaction with noncontrolling interests	0	0	0	0	11	(176)	(165)

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	0	6	4,816	(175)	4,647

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	10	0	0	0	203	0	213

Balance at March 31, 2024*	¥(250,806)	¥257,785	¥84	¥9,670	¥324,208	¥16,207	¥357,148

*
As of March 31, 2024, net unrealized gains (losses) on investment in securities contained ¥(82) million (net of tax of ¥16 million) of net unrealized gains (losses) in investment in securities related to available-for-sale
debt securities with allowance for credit losses.

	Millions of yen
	Net unrealized gains (losses) on investment in securities	Impact of changes in policy liability discount rate	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2024	¥(250,806)	¥257,785	¥84	¥9,670	¥324,208	¥16,207	¥357,148

Net unrealized gains (losses) on investment in securities, net of tax of ¥60,607 million	(152,264)						(152,264)
Reclassification adjustment included in net income, net of tax of ¥(347) million	(844)						(844)
Impact of changes in policy liability discount rate, net of tax of ¥(54,382) million		158,339					158,339
Debt valuation adjustments, net of tax of ¥12 million			(32)				(32)
Reclassification adjustment included in net income, net of tax of ¥1 million			(3)				(3)
Defined benefit pension plans, net of tax of ¥(2,244) million				5,572			5,572
Reclassification adjustment included in net income, net of tax of ¥181 million				(444)			(444)
Foreign currency translation adjustments, net of tax of ¥5,479 million					(37,786)		(37,786)
Reclassification adjustment included in net income, net of tax of ¥(7,963) million					17,726		17,726
Net unrealized gains (losses) on derivative instruments, net of tax of ¥3,076 million						(15,269)	(15,269)
Reclassification adjustment included in net income, net of tax of ¥(2,635) million						8,866	8,866

Total other comprehensive income (loss)	(153,108)	158,339	(35)	5,128	(20,060)	(6,403)	(16,139)

Transaction with noncontrolling interests	0	0	0	0	136	0	136

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0	7	(323)	213	(103)

Less: Other Comprehensive Loss Attributable to the Redeemable Noncontrolling Interests	0	0	0	0	(50)	0	(50)

Balance at March 31, 2025*	¥(403,914)	¥416,124	¥49	¥14,791	¥304,657	¥9,591	¥341,298

*
As of March 31, 2025, net unrealized gains (losses) on investment in securities contained ¥(
61
) million (net of tax of ¥
16
 million) of net unrealized gains (losses) in investment in securities related to available-for-sale
debt securities with allowance for credit losses.

Amounts reclassified to net income from accumulated other comprehensive income (loss) for fiscal 2023, 2024 and 2025 are as follows:

	Fiscal Year ended March 31, 2023
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities

Sales of debt securities	¥155	Gains on investment securities and dividends
Sales of debt securities	(765)	Life insurance premiums and related investment income
Amortization of debt securities	509	Finance revenues
Amortization of debt securities	1,148	Life insurance premiums and related investment income
Others	(536)	Write-downs of securities

	511	Total before income tax
	(90)	Income tax (expense) or benefit

	¥421	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥18	Life insurance costs

	18	Total before income tax
	(5)	Income tax (expense) or benefit

	¥13	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥376	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(88)	See Note 17 “Pension Plans”
Amortization of transition obligation	(1)	See Note 17 “Pension Plans”

	287	Total before income tax
	(76)	Income tax (expense) or benefit

	¥211	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(14,673)	Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	8,776	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	(5,897)	Total before income tax
	1,806	Income tax (expense) or benefit

	¥(4,091)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(175)	Interest expense
Foreign exchange contracts	0	Interest expense/Other (income) and expense
Foreign currency swap agreements	(1,671)	Interest expense/Other (income) and expense

	(1,846)	Total before income tax
	408	Income tax (expense) or benefit

	¥(1,438)	Net of tax

	Fiscal Year ended March 31, 2024
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥231	Gains on investment securities and dividends
Sales of debt securities	(7,184)	Life insurance premiums and related investment income
Amortization of debt securities	756	Finance revenues
Amortization of debt securities	4,108	Life insurance premiums and related investment income

	(2,089)	Total before income tax
	749	Income tax (expense) or benefit

	¥(1,340)	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥19	Life insurance costs

	19	Total before income tax
	(5)	Income tax (expense) or benefit

	¥14	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥438	See Note 17 “Pension Plans”
Amortization of net actuarial loss	(70)	See Note 17 “Pension Plans”
Amortization of transition obligation	(1)	See Note 17 “Pension Plans”

	367	Total before income tax
	(101)	Income tax (expense) or benefit

	¥266	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(14,952)	Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense
Sales or liquidation	109	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	(14,843)	Total before income tax
	4,601	Income tax (expense) or benefit

	¥(10,242)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥114	Interest expense
Foreign currency swap agreements	3,778	Interest expense/Other (income) and expense

	3,892	Total before income tax
	(945)	Income tax (expense) or benefit

	¥2,947	Net of tax

	Fiscal Year ended March 31, 2025
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities

Sales of debt securities	¥1,004	Gains on investment securities and dividends
Sales of debt securities	(9,010)	Life insurance premiums and related investment income
Amortization of debt securities	1,732	Finance revenues
Amortization of debt securities	6,771	Life insurance premiums and related investment income

	497	Total before income tax
	347	Income tax (expense) or benefit

	¥844	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥4	Life insurance costs

	4	Total before income tax
	(1)	Income tax (expense) or benefit

	¥3	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥394	See Note 17 “Pension Plans”
Amortization of net actuarial loss	84	See Note 17 “Pension Plans”
Amortization of transition obligation	(1)	See Note 17 “Pension Plans”
Settlements	148	See Note 17 “Pension Plans”

	625	Total before income tax
	(181)	Income tax (expense) or benefit

	¥444	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(26,592)	Gains on sales of subsidiaries and equity method investments and liquidation losses, net/Interest expense
Sales or liquidation	903	Gains on sales of subsidiaries and equity method investments and liquidation losses, net

	(25,689)	Total before income tax
	7,963	Income tax (expense) or benefit

	¥(17,726)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥446	Interest expense
Foreign exchange contracts	(694)	Interest expense
Foreign currency swap agreements	(11,239)	Interest expense/Other (income) and expense
Options held/written and other	(14)	Life insurance premiums and related investment income

	(11,501)	Total before income tax
	2,635	Income tax (expense) or benefit

	¥(8,866)	Net of tax

Comprehensive income (loss) and its components attributable to ORIX Corporation and noncontrolling interests have been reported, net of tax, in the consolidated statements of changes in equity, and information about comprehensive income (loss) and its components attributable to redeemable noncontrolling interests is provided in Note 18 “Redeemable Noncontrolling Interests.” Total comprehensive income (loss) and its components have been reported, net of tax, in the consolidated statements of comprehensive income.